SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States.

Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its wholly owned subsidiaries in the United States (ClickSoftware, Inc.), in the United Kingdom (ClickSoftware Europe Limited), in Germany (ClickSoftware Central Europe, GmbH),in Belgium (ClickSoftware Belgium, N.V.), in Australia (ClickSoftware Australia Pty. Ltd., a wholly owned subsidiary of ClickSoftware, Inc.), in Japan (ClickSoftware Japan KK) and in India (ClickSoftware India Private Limited). The subsidiaries are primarily engaged in the sale and marketing of the Company's products in the Americas, EMEA (Europe, Middle East and Africa but not including Israel) and the rest of the world. All significant material intercompany balances and transactions have been eliminated.

Financial statements in U.S. dollars

The reporting currency of the Company is the U.S. dollar ("dollar"). The dollar is the functional currency of the Company and its subsidiaries. Transactions and balances originally denominated in dollars are presented at their original amounts. Non-dollar transactions and balances are remeasured into dollars in accordance with the principles set forth in ASC 830 ("Foreign Currency Matters") . All exchange gains and losses from translation of monetary balance sheet items resulting from transactions in non-dollar currencies are recorded in the statement of operations as they arise.

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and cash equivalents

Cash equivalents include short-term, highly liquid investments that are readily convertible to cash, with original maturities of three months or less.

Concentration of credit risk

Financial instruments, which potentially subject the Company to credit risk, consist principally of cash instruments and accounts receivable. The Company maintains cash and cash equivalents and investments with major financial institutions in the United States, Europe and Israel. Nearly all of our cash and investments are not insured by the FDIC or other similar governmental insurance limits. The accounts receivable are derived from sales to a large number of customers, mainly large industrial corporations and their suppliers located mainly in Europe and the United States. The Company generally does not require collateral. The Company performs ongoing credit evaluations of its customers and maintains an allowance for doubtful accounts which management believes adequately covers all anticipated losses in respect of trade receivables.

Short term bank deposits

Bank deposits with maturities of more than three months but less than one year are included in short-term deposits.

Marketable securities

Securities classified as available-for-sale are reported at fair value with unrealized gains and losses, net of related tax, recorded as a separate component of other comprehensive income in equity until realized. Unrealized losses that are considered to be other-than-temporary are charged to statement of operations as an impairment charge and are included in the consolidated statement of operations under financial expenses. Realized gains and losses on sales of the securities, as well as premium or discount amortization, are included in the consolidated statement of operations as financial income or expenses.

Fair values for marketable securities were determined using the quoted prices in active market for identical asset (level 1).

Property and equipment

Property and equipment is stated at cost. Depreciation is computed using the straight-line method over the estimated useful lives of the assets, ranging from 3 to 16 years. Leasehold improvements are amortized using the straight-line method, over the shorter of the lease term or the useful lives of the improvements.

The Company complies with provisions of ASC 360, ("Property, Plant and Equipment"). ASC 360 requires that long-lived assets and certain identifiable intangible assets be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to undiscounted future net cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less cost to sell.

Identifiable Intangible Assets

Intangible assets representing primarily core technology and in process research and development ("IPR&D"), customer lists and relationships and non-competition arrangements (arising from business combinations) are recorded at cost less accumulated amortization as outlined in Note 8. Intangible assets are amortized over their estimated useful lives on a straight-line basis ranging from 3 to 6 years.

Goodwill

Goodwill represents the excess purchase price paid by the Company over the fair value of identifiable intangible assets as a result of purchasing a business. Goodwill is not amortized but instead is tested for impairment annually or more frequently if events or changes in circumstances indicate that it may be impaired.
Goodwill impairment testing is a two-step process. The first step involves comparing the fair value of a company’s reporting units to their carrying amount. If the fair value of the reporting unit is determined to be greater than its carrying amount, there is no impairment. If the reporting unit’s carrying amount is determined to be greater than the fair value, the second step must be completed to measure the amount of impairment, if any. Step two calculates the implied fair value of goodwill by deducting the fair value of all tangible and intangible assets, excluding goodwill, of the reporting unit from the fair value of the reporting unit as determined in step one. The implied fair value of the goodwill in this step is compared to the carrying value of goodwill. If the implied fair value of the goodwill is less than the carrying value of the goodwill, an impairment loss equivalent to the difference is recorded.

Software research and development costs

Software research and development costs incurred prior to the establishment of technological feasibility are included in research and development expenses. The Company defines establishment of technological feasibility as the completion of a working model. Software development costs incurred subsequent to the establishment of technological feasibility through the period of general market availability of the products are capitalized, if material, after consideration of various factors, including net realizable value. To date, software development costs that are eligible for capitalization have not been material and have been expensed.

Revenue recognition

The Company recognizes revenues in accordance with the ASC 985-605 ("Software Revenue Recognition").

In accordance with ASC 985-605, revenues from software license fees are recognized when persuasive evidence of an arrangement exists, the software product covered by written agreement or a purchase order signed by the customer has been delivered, the license fees are fixed and determinable, collection of the license fees is considered probable and vendor-specific objective evidence (VSOE) of the fair value of undelivered elements exists.

License fees from software arrangements that involve multiple elements, such as consulting, training and post-contract customer support, are allocated to each element of the arrangement based on the residual method. Under the residual method, consideration is allocated to undelivered elements based upon the VSOE of those elements, with the residual of the arrangement fee allocated to and recognized as software license revenue. The Company determines the fair value of each element in multiple-element arrangements other than license based on vendor specific objective evidence, or VSOE. The Company determines the VSOE for each element according to the price charged when the element is sold separately. For post-contract customer support, the Company determines the VSOE based on the renewal price charged. For other services, such as consulting and training, the Company determines the VSOE based on the fixed hourly/daily rate charged in stand-alone service transactions.

Arrangements that include professional services are evaluated to determine whether those services are essential to the functionality of other elements of the arrangement. When services are considered essential, revenue under the arrangement is recognized using contract accounting. When services are not considered essential, revenue allocable to the services is recognized as the services are performed.

Revenue from software licenses that require significant customization, integration and implementation are recognized based on ASC 605-35 ("Construction-Type and Production-Type Contracts") using contract accounting on the percentage-of-completion method, based on the relationship of actual working hours incurred to total working hours estimated to be incurred over the duration of the contract. In recognizing revenues based on the percentage-of-completion method, the Company estimates time to completion with revisions to estimates reflected in the period in which changes become known. Provisions for estimated losses on uncompleted contracts are made in the period in which such losses are first determined, in the amount of the estimated loss on the entire contract.

Service revenues are comprised of revenues from consulting, training, and post-contract customer support. Revenues from consulting services are recognized on a time and material basis, or in a fixed price contract, on a percentage of completion basis. Revenues from training are recognized as the services are provided. Post-contract customer support arrangements provide for technical support and the right to unspecified updates on an if-and-when-available basis. Revenues from these arrangements are recognized ratably over the term of the arrangement, usually one year.

The Company categorizes revenue as either software license revenue or services revenue. The Company allocates revenue to each of these categories based on the VSOE for elements in each revenue arrangement and based on the application of the residual method for arrangements in which the Company has established the VSOE for all undelivered elements. Where the Company is unable to establish the VSOE for all undelivered elements, the Company takes a systematic approach, whereby the Company first allocates revenue to any undelivered elements for which the VSOE has been established, and then allocates revenue to any undelivered elements for which the VSOE has not been established based on management's best estimate of the fair value of those undelivered elements. The Company then applies a residual method to determine the license fee. Management's best estimate of fair value of undelivered elements for which the VSOE has not been established is based upon the VSOE of similar offerings and other objective criteria.

Basic and diluted net income per share

Basic and diluted net income per share are presented in conformity with ASC 260 ("Earnings per Share") for all years presented. Basic net income per share have been computed using the weighted-average number of ordinary shares outstanding during the year, net of treasury shares (see Note 12). In computing diluted earnings (loss) per share, the potential dilutive effect of outstanding equity awards is taken into account using the treasury stock method.

Outstanding share options and shares issued and reserved for outstanding share options have been excluded from the calculation of basic and diluted net income per share to the extent such securities are anti-dilutive. The total number of options to purchase shares, excluded from the calculations of diluted net income per share, were 497,000, 474,000 and 267,300 for the years ended December 31, 2011, 2010 and 2009, respectively.

Fair value of financial instruments

The financial instruments of the Company consist mainly of cash and cash equivalents, short-term and long-term investments, current accounts receivable, marketable securities and accounts payable. In view of their nature, the fair value of the financial instruments included in working capital of the Company is usually identical or close to their carrying amounts.

Stock-based compensation

ASC 718 ("Compensation – Stock Compensation") requires that compensation cost relating to share-based payment awards made to employees and directors be recognized in the financial statements. The main awards issued under Company stock-based compensation plans, which are described in Note 12D, "Employee, Directors, and Consultant Option Plans", include stock options. The cost for such awards is measured at the grant date based on the calculated fair value of the award. The value of the portion of the award that is ultimately expected to vest is recognized as expense over the requisite service periods (generally the vesting period of the equity award) reduced by estimated forfeitures in the Company Consolidated Statement of Operations.

Income taxes

The Company accounts for income taxes, in accordance with the provisions of ASC 740 ("Income Taxes,") under the liability method of accounting. Under the liability method, deferred taxes are determined based on the differences between the financial statement and tax basis of assets and liabilities at enacted tax rates in effect in the year in which the differences are expected to reverse. Valuation allowances are established, when necessary, to reduce deferred tax assets to amounts expected to be realized.

Deferred tax liabilities and assets are classified as current or non-current based on the classification of the related asset or liability for financial reporting or, if not related to an asset or liability for financial reporting, according to the expected reversal dates of the specific temporary differences.

For uncertain tax positions, the Company follows a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon ultimate resolution. The Company’s policy is to include interest and penalties related to unrecognized tax benefits within income tax expense.

Reclassification

Certain amounts in prior years' financial statements have been reclassified in order to conform to the 2011 presentation.

Dividend distribution

Dividend distribution to the Company's shareholders is recognized as a liability in the Company's financial statements in the period in which the dividends are approved by the Company's board of directors, excluding distributions that are pending regulatory approval. See also Note 12F.

Recent accounting pronouncements

In May 2011, the FASB issued Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 changes certain fair value measurement principles and clarifies the application of existing fair value measurement guidance. These amendments include, among other matters, (1) the application of the highest and best use and valuation premise concepts, (2) measuring the fair value of an instrument classified in a reporting entity’s shareholders’ equity and (3) disclosing quantitative information about the unobservable inputs used within the Level 3 hierarchy. The amendments are effective for interim and annual periods beginning after December 15, 2011 on a prospective basis. The Company does not expect the adoption of this update to have any material impact on our consolidated financial statements.

On June 16, 2011, the FASB issued ASU 2011-05, which revises the manner in which entities present comprehensive income in their financial statements. The new guidance removes the presentation options in ASC 2202 and requires entities to report components of comprehensive income in either (1) a continuous statement of comprehensive income or (2) two separate but consecutive statements. Under the two-statement approach, the first statement would include components of net income, which is consistent with the income statement format used today, and the second statement would include components of other comprehensive income (OCI). The ASU does not change the items that must be reported in OCI. The amendments are effective for interim and annual periods beginning after December 15, 2011 on a prospective basis. The Company does not expect the adoption of this update to have any material impact on our consolidated financial statements.

On September 15, 2011, the FASB issued ASU 2011-08, which amends the guidance in ASC 350-202 on testing goodwill for impairment. Under the revised guidance, entities testing goodwill for impairment have the option of performing a qualitative assessment before calculating the fair value of the reporting unit (i.e., step 1 of the goodwill impairment test). If entities determine, on the basis of qualitative factors, that the fair value of the reporting unit is more likely than not less than the carrying amount, the two-step impairment test would be required. The ASU does not change how goodwill is calculated or assigned to reporting units, nor does it revise the requirement to test goodwill annually for impairment. In addition, the ASU does not amend the requirement to test goodwill for impairment between annual tests if events or circumstances warrant; however, it does revise the examples of events and circumstances that an entity should consider. The amendments are effective for interim and annual periods beginning after December 15, 2011 on a prospective basis. The Company does not expect the adoption of this update to have any material impact on our consolidated financial statements.

On December 16, 2011, the FASB issued ASU 2011-11, which contains new disclosure requirements regarding the nature of an entity’s rights of setoff and related arrangements associated with its financial instruments and derivative instruments. The new disclosures are designed to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under IFRS. Generally, it is more difficult to qualify for offsetting under IFRSs than it is under U.S. GAAP because under U.S. GAAP certain derivative and repurchase agreement arrangements are granted exceptions from the general offsetting model. As a result, entities with significant financial instrument and derivative portfolios that report under IFRSs typically present positions on their balance sheets that are significantly larger than those of entities with similarly sized portfolios whose financial statements are prepared in accordance with U.S. GAAP. To facilitate comparison between financial statements prepared under U.S. GAAP and IFRSs, the new disclosures will give financial statement users information about both gross and net exposures. The amendments are effective for annual periods beginning after January 1, 2013 on a prospective basis. The Company does not expect the adoption of this update to have any material impact on our consolidated financial statements.

On December 23, 2011, the FASB issued ASU 2011-12, which defers certain provisions of ASU 2011-05. One of ASU 2011-05’s provisions required entities to present reclassification adjustments out of accumulated other comprehensive income by component in both the statement in which net income is presented and the statement in which other comprehensive income is presented (for both interim and annual financial statements). Accordingly, this requirement is indefinitely deferred by ASU 2011-12 and will be further deliberated by the FASB at a future date. The new ASU is in response to constituents' concerns about whether the requirements under ASU 2011-05 for the presentation of reclassification adjustments were operational.

The FASB also decided that during the deferral period, entities would be required to comply with all existing requirements for reclassification adjustments in ASC 220, which indicates that "[a]n entity may display reclassification adjustments on the face of the financial statement in which comprehensive income is reported, or it may disclose reclassification adjustments in the notes to the financial statements." The amendments are effective for interim and annual periods beginning after December 15, 2011 on a prospective basis. The Company does not expect the adoption of this update to have any material impact on our consolidated financial statements.